Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 5 – ACCOUNTS RECEIVABLE, NET

Accounts receivable as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
Account receivables	$287,436	$67,940
Less: Allowance for doubtful accounts	-	-
	$287,436	$67,940
NOTE 6 – ACCOUNTS RECEIVABLE, NET Accounts receivable as of December 31, 2021 and 2020:
	2021	2020
Account receivables	$67,940	$202,183
Less: Allowance for doubtful accounts	-	-
	$67,940	$202,183